Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure

21.       Shareholders' equity

Authorized common stock

The authorized stock of Shire plc as at December 31, 2015, was 1,000,000,000 ordinary shares and 2 subscriber ordinary shares.

Dividends

Under Jersey law, Shire plc is entitled to fund payments of dividends from any source (other than a capital redemption reserve or nominal capital account) subject to the Directors authorizing the distribution making a solvency statement in the prescribed statutory form. At December 31, 2015, Shire plc's distributable reserves were approximately $12.1 billion.

Treasury stock

The Company records the purchase of its own shares by the EBT and under the share buy-back program as a reduction of shareholders' equity based on the price paid for the shares. At December 31, 2015, the EBT held 0.6 million ordinary shares (2014: 0.7 million; 2013: 2.4 million) and 0.2 million ADSs (2014: 0.3 million; 2013: 0.4 million) and shares held under the share buy-back program were 8.5 million ordinary shares (2014: 9.0 million; 2013: 9.8 million). During the year to December 31, 2015 and 2014 the Company did not purchase any shares either through the EBT or under any share buy-back program. In the year to December 31, 2013 a total of 4.2 million ordinary shares and 0.8 million ADSs had been purchased for total consideration of $243.8 million, including stamp duty and broker commission.

Income Access Share Arrangements

Shire has put into place income access arrangements which enable ordinary shareholders, other than ADS holders, to choose whether they receive their dividends from Shire plc, a company tax resident in the Republic of Ireland, or from Shire Biopharmaceutical Holdings (“Old Shire”), a Shire group company tax resident in the UK.

Old Shire has issued one income access share to the Income Access Trust (the “IAS Trust”) which is held by the trustee of the IAS Trust (the “Trustee”). The mechanics of the arrangements are as follows:

  If a dividend is announced or declared by Shire plc on its ordinary shares, an amount is paid by Old Shire by way of a dividend on the income access share to the Trustee, and such amount is paid by the Trustee to ordinary shareholders who have elected to receive dividends under these arrangements. The dividend which would otherwise be payable by Shire plc to its ordinary shareholders will be reduced by an amount equal to the amount paid to its ordinary shareholders by the Trustee.
  If the dividend paid on the income access share and on-paid by the Trustee to ordinary shareholders is less than the total amount of the dividend announced or declared by Shire plc on its ordinary shares, Shire plc will be obliged to pay a dividend on the relevant ordinary shares equivalent to the amount of the shortfall. In such a case, any dividend paid on the ordinary shares will generally be subject to Irish withholding tax at the rate of 20% or such lower rate as may be applicable under exemptions from withholding tax contained in Irish law.
  An ordinary shareholder is entitled to make an income access share election such that he/she will receive his/her dividends (which would otherwise be payable by Shire plc) under these arrangements from Old Shire. This can be done by submitting an IAS arrangement election form containing information on the participating shareholders as required by law.

The ADS Depositary has made an election on behalf of all holders of ADSs such that they will receive dividends from Old Shire under the income access share arrangements. Dividends paid by Old Shire under the income access share arrangements will not, under current legislation, be subject to any UK or Irish withholding taxes. If a holder of ADSs does not wish to receive dividends from Old Shire under the income access share arrangements, he/she must withdraw his/her ordinary shares from the ADS program prior to the dividend record date set by the ADS Depositary and request delivery of the Shire plc ordinary shares. This will enable him/her to receive dividends from Shire plc.

It is the expectation, although there can be no certainty, that Old Shire will distribute dividends on the income access share to the Trustee for the benefit of all ordinary shareholders who make an income access share election in an amount equal to what would have been such ordinary shareholders' entitlement to dividends from Shire plc in the absence of the income access share election. If any dividend paid on the income access share and or paid to the ordinary shareholders is less than such ordinary shareholders' entitlement to dividends from Shire plc in the absence of the income access share election, the dividend on the income access share will be allocated pro rata among the ordinary shareholders and Shire plc will pay the balance to these ordinary shareholders by way of dividend. In such circumstances, there will be no grossing up by Shire plc in respect of, and Old Shire and Shire plc will not compensate those ordinary shareholders for, any adverse consequences including any Irish withholding tax consequences.

Shire will be able to suspend or terminate these arrangements at any time, in which case the full Shire plc dividend will be paid directly by Shire plc to those ordinary shareholders (including the Depositary) who have made an income access share election. In such circumstances, there will be no grossing up by Shire plc in respect of, and Old Shire and Shire plc will not compensate those ordinary shareholders for, any adverse consequences including any Irish withholding tax consequences.

In the year to December 31, 2015 Old Shire paid dividends totalling $127.7 million (2014: $112.8 million; 2013: $91.1 million) on the income access share to the Trustee in an amount equal to the dividend ordinary shareholders would have received from Shire plc.